Accumulated Other Comprehensive Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Foreign currency translation, net of hedging activities and related income tax of $16 million (December 31, 2017 - $12 million)	$ 2	$ (30)
Unrealized gain (loss) arising from foreign exchange forward contracts designated as cash flow hedges, net of related income taxes of nil (December 31, 2017 - nil)	(1)	1
Unrealized loss arising from commodity derivative financial instruments designated as cash flow hedges, net of related income taxes of nil (December 31, 2017 - $2 million)	0	(4)
Reserve of exchange differences on translation, continuing hedges	1	0
Unrealized loss on available-for-sale financial assets, net of related income taxes of nil (December 31, 2017 - nil)	0	(2)
Accumulated other comprehensive loss	2	(35)
Foreign currency translation, tax	16	12
Unrealized gain arising from foreign exchange forward contracts designated as cash flow hedges, tax	0	0
Unrealized loss arising from commodity derivative financial instruments designated as cash flow hedges, tax	0	2
Unrealized gain (loss) on available-for-sale financial assets, tax	0	0
Unrealized loss on share of other comprehensive income of associates, tax	$ 0	$ 0